Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 801	$ 265
Accounts payable, consolidated variable interest entity without recourse	17,809	8,501
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	157,466	144,304
Income taxes payable, consolidated variable interest entity without recourse	25,028	15,920
Amounts due to related parties, consolidated variable interest entity without recourse	1,995
Deferred revenue, consolidated variable interest entity without recourse	470,903	380,062
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	$ 1,600	$ 1,722
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	156,486,763	157,758,666